Derivative financial instruments and debt excluding lease liabilities	6 Months Ended
Jun. 30, 2026
Financial Instruments [Abstract]
Derivative financial instruments and debt excluding lease liabilities	Derivative financial instruments and debt excluding lease liabilities
As disclosed in the Consolidated Financial Statements for the year ended December 31, 2025, presented in the Annual Report and Accounts and Form 20-F for that year, Shell is exposed to the risks of changes in fair value of its financial assets and liabilities. The fair values of the financial assets and liabilities are defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Methods and assumptions used to estimate the fair values at June 30, 2026, are consistent with those used in the year ended December 31, 2025, though the carrying amounts of derivative financial instruments have changed since that date. The movement of the derivative financial instruments between December 31, 2025 and June 30, 2026 is an increase of $373 million for the current assets and an increase of $1,561 million for the current liabilities.
The table below provides the comparison of the fair value with the carrying amount of debt excluding lease liabilities, disclosed in accordance with IFRS 7 Financial Instruments: Disclosures.

DEBT EXCLUDING LEASE LIABILITIES
$ million	June 30, 2026	December 31, 2025
Carrying amount[1]	43,449	46,710
Fair value[2]	39,681	43,142
1.    Shell issued no debt under the US shelf or under the Euro medium-term note programmes during 2026.
2. Mainly determined from the prices quoted for these securities.